Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt
Debt

Long-term debt at December 31, 2015 and 2014, included the following:

	December 31,
	2015		2014
	(Dollars in millions)
Trust Preferred Securities	Amount	Interest Rate	Amount	Interest Rate
Floating Three Month LIBOR
Plus 3.25%, matures 2032	$26	3.85%	$26	3.50%
Plus 3.25%, matures 2033	26	3.57%	26	3.48%
Plus 3.25%, matures 2033	26	3.85%	26	3.51%
Plus 2.00%, matures 2035	26	2.32%	26	2.23%
Plus 2.00%, matures 2035	26	2.32%	26	2.23%
Plus 1.75%, matures 2035	51	2.26%	51	1.99%
Plus 1.50%, matures 2035	25	1.82%	25	1.73%
Plus 1.45%, matures 2037	25	1.96%	25	1.69%
Plus 2.50%, matures 2037	16	3.01%	16	2.74%
Subtotal	$247		$247
Notes associated with consolidated VIEs
Floating One Month LIBOR
Plus 0.46% (1), matures 2018 (3)	$—		$42	0.63%
Plus 0.16% (2), matures 2019 (4)	—		42	0.33%
Total long-term debt	$247		$331

(1)	The Note accrued interest at a rate equal to the least of (i) one month LIBOR plus 0.46 percent (ii) the net weighted average coupon, and (iii) 16.00 percent.

(2)
The interest rate for the notes may adjust monthly and will be subject to (i) a cap based on the weighted average of the loan rates on the mortgage loans, minus the rates at which certain fees and expenses of the issuing entity are calculated and minus any required spread and adjusted for actual days and (ii) a fixed cap of 16.00 percent.

(3)	In June 2015, the Company exercised a clean-up of the outstanding debt. The par value for the debt was $43 million at December 31, 2014.

(4)	In December 2015, the Company exercised a clean-up of the outstanding debt. The par value for the debt was $45 million at December 31, 2014.

At December 31, 2015 and 2014 the three-month LIBOR interest rate was 0.61 percent and 0.26 percent, respectively. At December 31, 2014 the one month LIBOR interest rate was 0.17 percent.

Trust Preferred Securities

The Company sponsored nine trust subsidiaries, including the consolidated VIEs, which issued trust preferred securities to third-party investors and loaned the proceeds to the Company in the form of junior subordinated notes included in long-term debt. The notes held by each trust are the sole assets of that trust.

The trust preferred securities outstanding are junior subordinated notes which are callable by the Company. Interest is payable quarterly at a rate equal to the interest rate being earned by the trust on the notes held by the trusts; however, the Company may defer interest payments for up to 20 quarters without default or penalty. In January 2012, the Company exercised its contractual rights to defer interest payments with respect to trust preferred securities. The payments are periodically evaluated and will be reinstated when appropriate, subject to the provisions of the Company's Supervisory Agreement and Consent Order. At December 31, 2015, the Company has deferred for 16 quarters and has $27 million accrued for these deferred interest payments, which is recorded in "other liabilities."

Debt
Debt

Federal Home Loan Bank Advances and other

The following is a breakdown of our Federal Home Loan Bank advances and other short-term debt outstanding:

	September 30, 2016		December 31, 2015
	Amount	Rate	Amount	Rate
	(Dollars in millions)
Short-term adjustable rate (1)	$20	0.67%	$—	—%
Short-term fixed rate term advances	865	0.37%	2,116	0.32%
Other short-term (2)	20	0.55%	—	—%
Total Short-term Federal Home Loan Bank advances and other	$905		$2,116
Long-term LIBOR adjustable advances	1,025	0.94%	825	0.70%
Long-term fixed rate advances (3)	552	1.44%	600	1.37%
Total Long-term Federal Home Loan Bank advances	$1,577		$1,425
Total Federal Home Loan Bank advances and other	$2,482		$3,541

(1)	Includes short-term adjustable rate federal funds line of credit.

(2)	Other short-term debt consists of borrowings that settle through the Federal Reserve Bank.

(3)	Includes the current portion of fixed rate advances of $125 million and $175 million at September 30, 2016 and December 31, 2015, respectively.

We settled $375 million in long-term fixed rate Federal Home Loan Bank advances during the fourth quarter 2015, which resulted in a gain on extinguishment of debt of $3 million, included in other noninterest income.

We are required to maintain a minimum amount of qualifying collateral. In the event of default, the Federal Home Loan Bank advance is similar to a secured borrowing, whereby the Federal Home Loan Bank has the right to sell the pledged collateral to settle the fair value of the outstanding advances.

At September 30, 2016, we had the authority and approval from the Federal Home Loan Bank to utilize a line of credit of up to $7.0 billion and we may access that line to the extent that collateral is provided. At September 30, 2016, we had $2.5 billion of advances outstanding and an additional $2.0 billion of collateralized borrowing capacity available at the Federal Home Loan Bank. The advances can be collateralized by non-delinquent single-family residential first mortgage loans, loans with government guarantees, certain other loans and investment securities.

At September 30, 2016, $1.0 billion of the outstanding advances were adjustable rate based on the three-month LIBOR index. Interest rates on these advances reset every three months and the advances may be prepaid without penalty, with notification at scheduled three month intervals after an initial 12 month lockout period.

The following table contains detailed information on our Federal Home Loan Bank advances and other borrowings:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(Dollars in millions)
Maximum outstanding at any month end	$3,182	$2,127	$3,557	$2,198
Average outstanding balance	2,649	1,798	2,777	1,610
Average remaining borrowing capacity	1,626	1,738	1,106	1,711
Weighted average interest rate	1.26%	1.17%	1.25%	1.05%

The following outlines our Federal Home Loan Bank advances and other final maturity dates as of September 30, 2016:

September 30, 2016
(Dollars in millions)
2016	$1,030
2017	50
2018	125
2019	—
Thereafter	1,277
Total	$2,482

Senior Notes and Trust Preferred Securities

The following table presents long-term debt:

	September 30, 2016		December 31, 2015
	(Dollars in millions)
Senior Notes
Senior notes, matures 2021	$246	6.125%	$—
Trust Preferred Securities
Floating Three Month LIBOR
Plus 3.25%, matures 2032	$26	4.11%	$26	3.85%
Plus 3.25%, matures 2033	26	3.93%	26	3.57%
Plus 3.25%, matures 2033	26	3.88%	26	3.85%
Plus 2.00%, matures 2035	26	2.68%	26	2.32%
Plus 2.00%, matures 2035	26	2.68%	26	2.32%
Plus 1.75%, matures 2035	51	2.60%	51	2.26%
Plus 1.50%, matures 2035	25	2.18%	25	1.82%
Plus 1.45%, matures 2037	25	2.30%	25	1.96%
Plus 2.50%, matures 2037	16	3.35%	16	3.01%
Total Trust Preferred Securities	$247		$247
Total long-term debt	$493		$247

Senior Notes

On July 11, 2016, we issued $250 million of senior notes (“2021 Senior Notes”) which mature on July 15, 2021. The proceeds from these notes were used to bring current and redeem our outstanding Series C Preferred Stock. The notes are unsecured and rank equally and ratably with the unsecured senior indebtedness of Flagstar Bancorp, Inc.

Prior to June 15, 2021, we may redeem some or all of the 2021 Senior Notes at a redemption price equal to the greater of 100 percent of the aggregate principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments discounted to the redemption date on a semi-annual basis using a discount rate equal to the Treasury Rate plus 0.50 percent, plus, in each case accrued and unpaid interest.

Trust Preferred Securities

We sponsor nine trust subsidiaries, which issued preferred stock to third party investors. We issued trust preferred securities to those trusts which we have included in long-term debt which are the sole assets of the trusts.

The trust preferred securities are callable by us at any time. Interest is payable quarterly; however, we may defer interest payments for up to 20 quarters without default or penalty. In January 2012, we exercised our contractual rights to defer interest payments. On July 14, 2016, we ended the deferral and made a $34 million payment to bring current our previously deferred interest as of that date.